Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital Issued and Fully Paid

		Group
	Ordinary shares of £1 each
Issued and fully paid share capital	No.	£m
At 31 December 2020, 1 January 2021 and 31 December 2021	7,060,000,000	7,060